Performance Management - Hood River Emerging Markets Fund	Nov. 24, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.

Performance One Year or Less [Text]	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.hoodrivercapital.com
Performance Availability Phone [Text]	(800) 497-2960